NATIONWIDE

VA SEPARATE

ACCOUNT-C

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
2,095,339 shares (cost $34,887,774)	$35,432,181
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
360,165 shares (cost $1,635,104)	2,449,122
JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)
5,634,202 shares (cost $58,643,216)	65,018,689
JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)
2,437,963 shares (cost $23,982,934)	26,646,938
JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)
1,678,989 shares (cost $22,219,441)	25,369,527
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)
1,036,217 shares (cost $17,444,948)	16,185,714
JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)
1,572,166 shares (cost $22,660,372)	24,667,283
NVIT Fund - Class I (TRF)
717,966 shares (cost $7,183,643)	6,540,669
NVIT Money Market Fund - Class I (SAM)
13,895,584 shares (cost $13,895,584)	13,895,584
Equity-Income Portfolio - Initial Class (FEIP)
687,401 shares (cost $15,978,839)	13,074,358
VIP Fund - Overseas Portfolio - Initial Class (FOP)
236,778 shares (cost $4,687,863)	3,970,760

Total Investments	$233,250,825
Accounts Receivable	23,927

$233,274,752

Contract Owners’ Equity:
Accumulation units	232,853,317
Contracts in payout (annuitization) period (note 1f)	421,435

Total Contract Owners’ Equity (note 5)	$233,274,752

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	OGGO	JPMMV1	OGAA	OGBDP	OGEI	OGLG	OGDMP
Reinvested dividends	$4,847,975	-	41,361	-	3,010,641	652,905	271,461	262,347
Mortality and expense risk charges (note 2)	(3,390,670)	(464,003)	(37,435)	(120,581)	(971,876)	(368,130)	(347,866)	(235,543)

Net investment income (loss)	1,457,305	(464,003)	3,926	(120,581)	2,038,765	284,775	(76,405)	26,804

Realized gain (loss) on investments	634,774	253,437	594,062	(1,937,183)	1,075,607	2,090,368	(454,727)	(2,270,377)
Change in unrealized gain (loss) on investments	28,169,928	7,647,337	(26,926)	3,636,248	2,741,015	848,244	3,882,172	5,136,021

Net gain (loss) on investments	28,804,702	7,900,774	567,136	1,699,065	3,816,622	2,938,612	3,427,445	2,865,644

Reinvested capital gains	7,061	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$30,269,068	7,436,771	571,062	1,578,484	5,855,387	3,223,387	3,351,040	2,892,448

Investment Activity:	OGDEP	TRF	SAM	FEIP	FOP
Reinvested dividends	$269,288	64,879	26	223,283	51,784
Mortality and expense risk charges (note 2)	(361,037)	(85,945)	(181,143)	(168,157)	(48,954)

Net investment income (loss)	(91,749)	(21,066)	(181,117)	55,126	2,830

Realized gain (loss) on investments	2,316,850	(311,184)	-	(672,367)	(49,712)
Change in unrealized gain (loss) on investments	621,750	1,042,824	-	2,188,270	452,973

Net gain (loss) on investments	2,938,600	731,640	-	1,515,903	403,261

Reinvested capital gains	-	-	-	-	7,061

Net increase (decrease) in contract owners’ equity resulting from operations	$2,846,851	710,574	(181,117)	1,571,029	413,152

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		OGGO		JPMMV1		OGAA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,457,305	7,531,998	(464,003)	(468,852)	3,926	(27,370)	(120,581)	779,839
Realized gain (loss) on investments	634,774	(17,305,344)	253,437	(2,839,334)	594,062	71,766	(1,937,183)	(1,719,252)
Change in unrealized gain (loss) on investments	28,169,928	68,517,242	7,647,337	15,776,133	(26,926)	840,943	3,636,248	6,902,728
Reinvested capital gains	7,061	950,838	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,269,068	59,694,734	7,436,771	12,467,947	571,062	885,339	1,578,484	5,963,315

Equity transactions:
Purchase payments received from contract owners (note 3)	1,791,161	2,596,976	175,686	260,264	45,218	5,083	76,493	524,093
Transfers between funds	-	-	(1,002,859)	1,221,916	175,935	2,949,388	(28,369,436)	320,786
Redemptions (note 3)	(100,220,119)	(87,222,381)	(10,684,240)	(8,771,087)	(1,840,215)	(403,088)	(4,679,460)	(7,222,273)
Annuity benefits	(50,947)	(38,937)	(3,368)	(2,905)	-	-	(1,527)	(3,921)
Contingent deferred sales charges (note 2)	(50,716)	(89,815)	(5,730)	(8,948)	(776)	(209)	(2,378)	(7,017)
Adjustments to maintain reserves	47,347	80,707	9,432	10,713	18,754	42,630	(7,952)	12,561

Net equity transactions	(98,483,274)	(84,673,450)	(11,511,079)	(7,290,047)	(1,601,084)	2,593,804	(32,984,260)	(6,375,771)

Net change in contract owners’ equity	(68,214,206)	(24,978,716)	(4,074,308)	5,177,900	(1,030,022)	3,479,143	(31,405,776)	(412,456)
Contract owners’ equity beginning of period	301,488,958	326,467,674	39,513,274	34,335,374	3,479,143	-	31,405,776	31,818,232

Contract owners’ equity end of period	$233,274,752	301,488,958	35,438,966	39,513,274	2,449,121	3,479,143	-	31,405,776

CHANGES IN UNITS:
Beginning units	19,398,871	24,434,503	1,218,063	1,494,033	265,766	-	1,490,471	1,855,296
Units purchased	3,425,488	5,828,795	40,853	114,408	34,518	308,167	19,076	93,843
Units redeemed	(9,183,478)	(10,864,427)	(378,108)	(390,378)	(146,748)	(42,401)	(1,509,547)	(458,668)

Ending units	13,640,881	19,398,871	880,808	1,218,063	153,536	265,766	-	1,490,471

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OGBDP		OGEI		OGLG		OGDMP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,038,765	2,583,010	284,775	395,806	(76,405)	(140,004)	26,804	54,930
Realized gain (loss) on investments	1,075,607	(1,817,356)	2,090,368	237,206	(454,727)	(1,911,970)	(2,270,377)	(2,205,379)
Change in unrealized gain (loss) on investments	2,741,015	4,999,021	848,244	6,136,637	3,882,172	9,987,305	5,136,021	8,066,684
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,855,387	5,764,675	3,223,387	6,769,649	3,351,040	7,935,331	2,892,448	5,916,235

Equity transactions:
Purchase payments received from contract owners (note 3)	462,184	383,119	223,846	255,200	136,127	252,696	97,946	205,925
Transfers between funds	9,886,242	46,112,860	1,720,059	2,476,908	(468,557)	540,895	(1,192,945)	1,212,550
Redemptions (note 3)	(30,766,832)	(22,229,717)	(11,153,686)	(9,047,920)	(8,147,348)	(6,527,431)	(6,944,756)	(6,180,260)
Annuity benefits	(426)	-	(8,389)	(6,372)	(1,097)	(827)	(176)	-
Contingent deferred sales charges (note 2)	(18,099)	(23,436)	(5,608)	(10,574)	(3,358)	(6,554)	(3,698)	(7,745)
Adjustments to maintain reserves	1,366	213	6,824	1,629	2,194	15,342	9,962	(970)

Net equity transactions	(20,435,565)	24,243,039	(9,216,954)	(6,331,129)	(8,482,039)	(5,725,879)	(8,033,667)	(4,770,500)

Net change in contract owners’ equity	(14,580,178)	30,007,714	(5,993,567)	438,520	(5,130,999)	2,209,452	(5,141,219)	1,145,735
Contract owners’ equity beginning of period	79,599,429	49,591,715	32,642,419	32,203,899	30,500,648	28,291,196	21,327,004	20,181,269

Contract owners’ equity end of period	$65,019,251	79,599,429	26,648,852	32,642,419	25,369,649	30,500,648	16,185,785	21,327,004

CHANGES IN UNITS:
Beginning units	4,940,336	3,330,953	3,243,540	3,994,505	1,758,741	2,162,700	1,391,178	1,762,714
Units purchased	725,540	3,665,241	337,719	485,051	60,195	131,327	58,701	216,756
Units redeemed	(1,923,561)	(2,055,858)	(1,238,303)	(1,236,016)	(542,479)	(535,286)	(555,222)	(588,292)

Ending units	3,742,315	4,940,336	2,342,956	3,243,540	1,276,457	1,758,741	894,657	1,391,178

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OGDEP		TRF		SAM		FEIP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(91,749)	478,100	(21,066)	1,962	(181,117)	(69,973)	55,126	116,419
Realized gain (loss) on investments	2,316,850	27,267	(311,184)	(1,048,412)	-	-	(672,367)	(1,201,400)
Change in unrealized gain (loss) on investments	621,750	8,348,632	1,042,824	2,491,698	-	-	2,188,270	4,183,350
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,846,851	8,853,999	710,574	1,445,248	(181,117)	(69,973)	1,571,029	3,098,369

Equity transactions:
Purchase payments received from contract owners (note 3)	205,602	277,179	66,575	57,461	202,449	93,734	70,112	95,467
Transfers between funds	(398,575)	1,582,274	(21,626)	(81,144)	19,164,581	2,993,782	350,790	(113,359)
Redemptions (note 3)	(11,665,207)	(9,847,112)	(1,456,199)	(1,312,856)	(9,519,471)	(5,720,204)	(2,810,409)	(1,999,741)
Annuity benefits	(205)	-	(9,892)	(7,824)	(3,145)	-	(13,524)	(9,987)
Contingent deferred sales charges (note 2)	(6,606)	(12,185)	(99)	(344)	(3,819)	(3,301)	(384)	(1,689)
Adjustments to maintain reserves	(4,903)	(666)	3,077	10,181	2,063	1,479	3,873	19,866

Net equity transactions	(11,869,894)	(8,000,510)	(1,418,164)	(1,334,526)	9,842,658	(2,634,510)	(2,399,542)	(2,009,443)

Net change in contract owners’ equity	(9,023,043)	853,489	(707,590)	110,722	9,661,541	(2,704,483)	(828,513)	1,088,926
Contract owners’ equity beginning of period	33,690,512	32,837,023	7,250,196	7,139,474	4,242,102	6,946,585	13,905,374	12,816,448

Contract owners’ equity end of period	$24,667,469	33,690,512	6,542,606	7,250,196	13,903,643	4,242,102	13,076,861	13,905,374

CHANGES IN UNITS:
Beginning units	3,613,930	4,647,556	357,289	438,466	304,817	492,866	588,109	697,200
Units purchased	159,102	463,458	20,967	18,017	1,928,619	276,136	23,925	13,091
Units redeemed	(1,413,267)	(1,497,084)	(90,791)	(99,194)	(1,221,708)	(464,185)	(125,776)	(122,182)

Ending units	2,359,765	3,613,930	287,465	357,289	1,011,728	304,817	486,258	588,109

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FOP		OGGB		OGMVP
	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,830	29,373	-	3,733,901	-	64,857
Realized gain (loss) on investments	(49,712)	(35,167)	-	(1,516,680)	-	(3,346,633)
Change in unrealized gain (loss) on investments	452,973	781,068	-	(3,115,509)	-	3,118,552
Reinvested capital gains	7,061	11,306	-	939,532	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	413,152	786,580	-	41,244	-	(163,224)

Equity transactions:
Purchase payments received from contract owners (note 3)	29,499	27,625	(576)	155,596	-	3,534
Transfers between funds	155,815	(47,566)	576	(56,024,302)	-	(3,144,988)
Redemptions (note 3)	(552,296)	(421,950)	-	(7,230,050)	-	(308,692)
Annuity benefits	(9,198)	(7,101)	-	-	-	-
Contingent deferred sales charges (note 2)	(161)	(47)	-	(6,894)	-	(872)
Adjustments to maintain reserves	2,657	6,995	-	3,424	-	(42,690)

Net equity transactions	(373,684)	(442,044)	-	(63,102,226)	-	(3,493,708)

Net change in contract owners’ equity	39,468	344,536	-	(63,060,982)	-	(3,656,932)
Contract owners’ equity beginning of period	3,933,081	3,588,545	-	63,060,982	-	3,656,932

Contract owners’ equity end of period	$3,972,549	3,933,081	-	-	-	-

CHANGES IN UNITS:
Beginning units	226,631	258,046	-	3,028,799	-	271,369
Units purchased	16,245	3,965	28	38,339	-	996
Units redeemed	(37,940)	(35,380)	(28)	(3,067,138)	-	(272,365)

Ending units	204,936	226,631	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JPMorgan Insurance Trust Balanced Portfolio 1 (OGAA)*

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)

NATIONWIDE FUNDS GROUP

NVIT Fund - Class I (TRF)

NVIT Money Market Fund - Class I (SAM)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

*	At December 31, 2010, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2010

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $877,580 and $562,551, respectively, and total transfers from the Account to the fixed account were $7,605,733 and $11,575,606, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $151,120 and $899,500 to the account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market particip ants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2010

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$233,250,825	0	$233,250,825

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

	Purchases of Investments	Sales of Investments
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)	$11,849,646	$12,103,083
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	1,390,500	1,984,562
JPMorgan Insurance Trust Balanced Portfolio 1 (OGAA)	35,126,231	33,189,048
JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)	22,740,351	23,815,958
JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)	8,941,781	11,032,149
JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)	9,345,439	8,890,712
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)	10,845,888	8,575,511
JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)	10,019,380	12,336,230
NVIT Fund - Class I (TRF)	2,076,818	1,765,634
NVIT Money Market Fund - Class I (SAM)	14,527,425	14,527,425
Equity-Income Portfolio - Initial Class (FEIP)	3,581,965	2,909,598
VIP Fund - Overseas Portfolio - Initial Class (FOP)	683,591	633,879

Total	$131,129,015	$131,763,789

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2010.

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL  STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
2010	1.30%	880,808.00	$40.225052	$35,430,547	0.00%	24.00%
2009	1.30%	1,218,063.00	32.439433	39,513,274	0.00%	41.18%
2008	1.30%	1,494,033.00	22.977335	34,328,897	0.00%	-44.52%
2007	1.30%	2,112,415.00	41.414035	87,483,629	0.00%	15.71%
2006	1.30%	2,951,763.00	35.792211	105,650,124	0.00%	9.94%
Insurance Trust -Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2010	1.30%	153,536.00	15.951445	2,449,121	1.44%	21.85%
2009	1.30%	265,766.00	13.091003	3,479,143	0.00%	30.91%	5/15/2009
JPMorgan Insurance Trust Balanced Portfolio 1 (OGAA)
2009	1.30%	1,490,471.00	21.060941	31,390,743	3.92%	22.84%
2008	1.30%	1,855,296.00	17.145561	31,810,091	3.91%	-25.29%
2007	1.30%	2,672,259.00	22.950313	61,329,180	3.30%	4.75%
2006	1.30%	3,812,974.00	21.910158	83,542,863	2.95%	9.54%
JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)
2010	1.30%	3,742,315.00	17.371488	65,009,580	4.05%	7.82%
2009	1.30%	4,940,336.00	16.112149	79,599,429	4.80%	8.22%
2008	1.30%	3,330,953.00	14.888146	49,591,715	5.99%	-0.01%
2007	1.30%	5,087,378.00	14.888981	75,745,874	5.09%	4.92%
2006	1.30%	6,271,930.00	14.191198	89,006,200	3.79%	2.78%
JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)
2010	1.30%	2,342,956.00	11.337231	26,562,633	2.33%	12.92%
2009	1.30%	3,243,540.00	10.039975	32,565,071	2.60%	24.79%
2008	1.30%	3,994,505.00	8.045249	32,136,787	2.12%	-38.02%
2007	1.30%	5,455,148.00	12.981223	70,814,493	1.60%	3.72%
2006	1.30%	7,150,115.00	12.515227	89,485,312	1.39%	13.92%
JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)
2010	1.30%	1,276,457.00	19.871739	25,365,421	1.03%	14.59%
2009	1.30%	1,758,741.00	17.341196	30,498,672	0.80%	32.57%
2008	1.30%	2,162,700.00	13.080386	28,288,951	1.00%	-40.01%
2007	1.30%	3,005,913.00	21.804355	65,541,994	0.18%	10.09%
2006	1.30%	4,182,395.00	19.805825	82,835,783	0.08%	4.01%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)
2010	1.30%	894,657.00	18.085113	16,179,973	1.47%	17.97%
2009	1.30%	1,391,178.00	15.330188	21,327,004	1.59%	33.90%
2008	1.30%	1,762,714.00	11.448975	20,181,269	0.59%	-39.61%
2007	1.30%	2,340,278.00	18.959198	44,369,794	0.71%	1.52%
2006	1.30%	2,688,784.00	18.674855	50,212,651	0.34%	12.64%
JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)
2010	1.30%	2,359,765.00	10.450499	24,660,722	0.98%	12.10%
2009	1.30%	3,613,930.00	9.322403	33,690,512	2.82%	31.94%
2008	1.30%	4,647,556.00	7.065439	32,837,023	1.19%	-35.65%
2007	1.30%	6,495,658.00	10.979465	71,318,850	1.14%	9.01%
2006	1.30%	8,661,954.00	10.072336	87,246,111	0.84%	14.64%
NVIT Fund - Class I (TRF)
2010	1.30%	287,465.00	22.449115	6,453,335	0.99%	11.98%
2009	1.30%	357,289.00	20.048181	7,162,995	1.31%	24.46%
2008	1.30%	438,466.00	16.108472	7,063,017	1.34%	-42.32%
2007	1.30%	641,051.00	27.925531	17,901,690	1.03%	6.77%
2006	1.30%	892,632.00	26.155466	23,347,206	1.02%	12.15%
NVIT Money Market Fund - Class I (SAM)
2010	1.30%	1,011,728.00	13.735981	13,897,076	0.00%	-1.30%
2009	1.30%	304,817.00	13.916881	4,242,102	0.04%	-1.26%
2008	1.30%	492,866.00	14.094268	6,946,585	2.05%	0.73%
2007	1.30%	468,551.00	13.992544	6,556,220	4.89%	3.42%
2006	1.30%	381,727.00	13.529429	5,164,548	4.64%	3.18%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity - Income Portfolio - Initial Class (FEIP)
2010	1.30%	486,258.00	$26.659775	$12,963,529	1.74%	13.65%
2009	1.30%	588,109.00	23.457056	13,795,282	2.21%	28.52%
2008	1.30%	697,200.00	18.252304	12,725,506	2.13%	-43.40%
2007	1.30%	981,193.00	32.248723	31,642,221	1.63%	0.20%
2006	1.30%	1,332,817.00	32.183235	42,894,363	3.25%	18.64%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2010	1.30%	204,936.00	18.939472	3,881,380	1.37%	11.65%
2009	1.30%	226,631.00	16.963952	3,844,558	2.05%	24.88%
2008	1.30%	258,046.00	13.583708	3,505,222	2.27%	-44.54%
2007	1.30%	346,501.00	24.491473	8,486,320	3.28%	15.78%
2006	1.30%	445,630.00	21.153611	9,426,684	0.97%	16.55%
Insurance Trust - Insurance Trust Diversified Mid Cap Value Portfolio 1 (obsolete) (OGMVP)
2008	1.30%	271,369.00	13.475864	3,656,932	1.65%	-36.32%
2007	1.30%	425,613.00	21.163352	9,007,398	1.54%	-0.40%
2006	1.30%	1,351,558.00	21.248786	28,718,967	1.06%	15.21%
Insurance Trust - Insurance Trust Government Bond Portfolio 1 (obsolete) (OGGB)
2008	1.30%	3,028,799.00	20.820458	63,060,982	5.62%	8.60%
2007	1.30%	4,632,183.00	19.171923	88,807,856	5.49%	6.08%
2006	1.30%	5,908,551.00	18.072328	106,781,272	5.39%	2.13%

2010	Reserves for annuity contracts in payout phase:				421,435
2010	Contract owners equity:				$233,274,752
2009	Reserves for annuity contracts in payout phase:				380,173
2009	Contract owners equity:				$301,488,958
2008	Reserves for annuity contracts in payout phase:				334,697
2008	Contract owners equity:				$326,467,674
2007	Reserves for annuity contracts in payout phase:				610,389
2007	Contract owners equity:				$639,615,908
2006	Reserves for annuity contracts in payout phase:				632,986
2006	Contract owners equity:				$804,945,070
*	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contract holder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.